Share Capital	6 Months Ended
Jun. 30, 2025
Share Capital, Reserves, And Other Equity Interest [Abstract]
Share Capital	Note 9 - Share Capital
(Amounts in thousands, except share, per share and per unit data)
The Company has one class of common shares which carry the right to one vote at annual general meetings of the Group. As of June 30, 2025, the
Group had unlimited shares authorized and all shares in issue were fully paid.
Share capital represents the nominal (par) value of shares (£0.20) that have been issued. Share premium includes any premiums received on issue of share capital above par. Any transaction costs associated with the issuance of shares are deducted from share premium, net of any related income tax benefits. The components of share capital include:
Issuance of Share Capital
In March 2025, the Group announced the completion of its previously announced acquisition of Maverick. The transaction was funded in part through the issuance of 21,194,213 new common shares direct to the unitholders of Maverick. The total value of the stock consideration was $253,271, excluding transaction costs of $365, based on the Company’s NYSE stock price on the closing date of the Maverick transaction.
In February 2025, the Company issued 8,500,000 new common shares at $14.50 per share to raise gross proceeds of $123,250, excluding transaction costs of $5,783. The Group used the net proceeds to repay a portion of the debt incurred in connection with the Maverick acquisition.
In October 2024, the Company issued 2,342,445 new common shares direct to the Seller to fund a portion of the of the East Texas II transaction. The total value of the stock consideration was $27,453, excluding transaction costs of $82, based on the Company’s NYSE stock price on the closing date of the East Texas II transaction.
In August 2024, the Company issued 2,249,650 new common shares direct to Crescent Pass to fund a portion of the Crescent Pass transaction. The total value of the stock consideration was $28,413, excluding transaction costs of $80, based on the Company’s NYSE stock price on the closing date of the Crescent Pass transaction.
For detailed information regarding the acquisitions mentioned above, refer to Note 4.
Treasury Shares
The Group’s holdings in its own equity instruments are classified as treasury shares. The consideration paid, along with any directly attributable incremental costs, is deducted from the Group’s stockholders’ equity until the shares are cancelled or reissued. No gain or loss is recognized in the
Consolidated Statement of Comprehensive Income upon the purchase, sale, issuance, or cancellation of treasury shares.
Employee Benefit Trust (“EBT”)
In March 2022, the Group established the EBT to benefit its employees. The Group provides funding to the EBT to facilitate the acquisition of shares.
These shares are held in the EBT to fulfill awards and grants under the Group’s 2017 Equity Incentive Plan and the Employee Share Purchase Plan (the
“ESPP”). Shares held in the EBT are treated in the same manner as treasury shares and are thus included in the Consolidated Financial Statements as
Treasury Shares.
During the six months ended June 30, 2025 the EBT purchased 218,778 shares at an average price per share of $11.24 (approximately £8.55) for a total consideration of $2,458 (approximately £1,870). Additionally, the EBT issued 224,331 shares during the six months ended June 30, 2025 to settle vested share-based awards and ESPP purchases. As of June 30, 2025, the EBT held 640,545 shares.
During the six months ended June 30, 2024, the EBT purchased 197,160 shares at an average price per share of $13.10 (approximately £10.41) for a total consideration of $2,582 (approximately £2,053). Additionally, the EBT issued 116,300 shares during the six months ended June 30, 2024 to settle vested share-based awards and ESPP purchases. As of June 30, 2024, the EBT held 448,124 shares.
Repurchase of Shares
During the six months ended June 30, 2025, the Group repurchased 2,581,827 treasury shares at an average price per share of $13.03 totaling
$33,649.
During the six months ended June 30, 2024, the Group repurchased 618,547 treasury shares at an average price per share of $13.09 totaling $8,094.
The following tables summarize the Group's share capital, net of customary transaction costs, for the periods presented:

	Number of Shares	Total Share Capital	Total Share Premium
Balance as of January 1, 2025	50,649,844	$13,762	$1,262,711
Issuance of share capital (equity placement)	8,500,000	2,129	115,338
Issuance of share capital (acquisition consideration)	21,194,213	5,490	—
Issuance of EBT shares (equity compensation)	224,331	—	—
Repurchase of shares (EBT)	(218,778)	—	—
Repurchase of shares (share buyback program)	(2,581,827)	(686)	—
Balance as of June 30, 2025	77,767,783	20,695	1,378,049

Balance as of January 1, 2024	47,556,462	$12,897	$1,208,192
Issuance of EBT shares (equity compensation)	116,300	—	—
Repurchase of shares (EBT)	(197,160)	—	—
Repurchase of shares (share buyback program)	(618,547)	(104)	—
Balance as of June 30, 2024	46,857,055	$12,793	$1,208,192

Balance as of January 1, 2024	47,556,462	$12,897	$1,208,192
Issuance of share capital (acquisition consideration)	4,592,095	1,185	54,519
Issuance of EBT shares (equity compensation)	139,317	—	—
Repurchase of shares (EBT)	(418,151)	—	—
Repurchase of shares (share buyback program)	(1,219,879)	(320)	—
Balance as of December 31, 2024	50,649,844	$13,762	$1,262,711